Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	¥ 20,791	¥ 16,666
Short-term bank deposits	3,628	6,814
Accounts receivable, net	21,489	20,475
Contract assets	474	478
Inventories	2,880	4,832
Prepayments and other current assets	22,219	23,619
Financial assets at fair value through profit or loss	39
Income tax recoverable	1,662	121
Total current assets	73,182	73,005
Non-current assets
Property, plant and equipment, net	410,008	407,795
Construction in progress	59,206	66,644
Right-of-use assets	61,549
Lease prepayments		21,568
Goodwill	29,923	29,922
Intangible assets	16,349	14,161
Interests in associates	39,192	38,051
Equity instruments at fair value through other comprehensive income	1,458	852
Deferred tax assets	7,577	6,544
Other assets	4,687	4,840
Total non-current assets	629,949	590,377
Total assets	703,131	663,382
Current liabilities
Short-term debt	42,527	49,537
Current portion of long-term debt	4,444	1,139
Accounts payable	102,616	107,887
Accrued expenses and other payables	48,516	43,497
Contract liabilities	54,388	55,783
Income tax payable	243	601
Current portion of finance lease obligations/lease liabilities	11,569	101
Current portion of deferred revenues	358	375
Total current liabilities	264,661	258,920
Non-current liabilities
Long-term debt	32,051	44,852
Finance lease obligations/lease liabilities	30,577	115
Deferred revenues	1,097	1,454
Deferred tax liabilities	19,078	13,138
Other non-current liabilities	627	804
Total non-current liabilities	83,430	60,363
Total liabilities	348,091	319,283
Equity
Share capital	80,932	80,932
Reserves	271,578	262,137
Total equity attributable to equity holders of the Company	352,510	343,069
Non-controlling interests	2,530	1,030
Total equity	355,040	344,099
Total liabilities and equity	¥ 703,131	¥ 663,382